OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2 0 2 2	2 0 2 1

Prepaid expenses	9,107	4,412
Governmental institutions	2,889	3,441
Governments grants receivables	1,416	1,006
Other	115	383
	13,527	9,242